RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 18, 2022	May 11, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payment made on behalf of Mondee Holdings LLC (f)			$ 5,241	$ 0
Note payable to related party			197	193
Metaminds Software
Related Party Transaction [Line Items]
Rent expense - from Mike Melham and Metaminds Software			$ 169	0
Lease term			11 months
Metaminds Software | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties			$ 0	90
Metaminds Software | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties			0	362
Metaminds Technologies | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties			54	230
Metaminds Technologies | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties			216	919
Metaminds Global | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties			78	208
Metaminds Global | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties			312	831
Mondee Group Loan
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan			282	505
Mondee Group LLC
Related Party Transaction [Line Items]
Service fee from Mondee Group LLC			$ 2,379	1,223
Percentage of service fee		10.00%
Interest rate			2.33%
Notes receivable, term			10 years
Number of units secured			14,708
Shares paid	$ 20,336
Chief Executive Officer
Related Party Transaction [Line Items]
Interest rate			2.00%
Note payable to related party			$ 197	$ 193